OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2011
OPERATING SEGMENTS
Summary of financial information for the Company's segments

	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Revenues
Life Marketing	$1,301,301	$1,219,392	$1,096,396
Acquisitions	982,821	761,344	777,181
Annuities	634,347	502,236	508,856
Stable Value Products	170,115	167,883	220,858
Asset Protection	277,271	267,126	277,003
Corporate and Other	200,287	179,774	187,732

Total revenues	$3,566,142	$3,097,755	$3,068,026

Segment Operating Income (Loss)
Life Marketing	$96,123	$123,864	$107,808
Acquisitions	157,393	111,143	133,760
Annuities	80,224	52,163	22,054
Stable Value Products	56,780	39,207	61,963
Asset Protection	25,407	31,491	26,248
Corporate and Other	5,767	(25,053)	81,980

Total segment operating income	421,694	332,815	433,813
Realized investment (losses) gains—investments(1)(3)	181,907	130,359	112,784
Realized investment (losses) gains—derivatives(2)	(133,370)	(127,957)	(164,412)
Income tax expense	(154,839)	(109,903)	(133,048)

Net income available to PLC's common shareowners	$315,392	$225,314	$249,137

(1) Realized investment (losses) gains—investments	$187,473	$112,856	$120,149
Less: related amortization of DAC/VOBA	5,566	(17,503)	7,365

	$181,907	$130,359	$112,784

(2) Realized investment gains (losses)—derivatives	$(155,251)	$(138,249)	$(177,953)
Less: settlements on certain interest rate swaps	—	168	3,401
Less: derivative activity related to certain annuities	(21,881)	(10,460)	(16,942)

	$(133,370)	$(127,957)	$(164,412)

Net investment income
Life Marketing	$446,175	$388,061	$362,108
Acquisitions	529,261	458,703	479,743
Annuities	507,230	482,264	440,097
Stable Value Products	145,150	171,327	221,688
Asset Protection	26,501	28,820	33,157
Corporate and Other	166,326	154,501	128,243

Total net investment income	$1,820,643	$1,683,676	$1,665,036

Amortization of DAC and VOBA
Life Marketing	$87,461	$47,809	$101,165
Acquisitions	75,041	64,410	59,025
Annuities	57,201	76	62,749
Stable Value Products	4,556	5,430	3,471
Asset Protection	38,080	45,544	49,572
Corporate and Other	2,654	1,694	1,900

Total amortization of DAC and VOBA	$264,993	$164,963	$277,882

(3)
Includes credit related other-than-temporary impairments of $47.4 million, $41.5 million, and $180.1 million for the year ended December 31, 2011, 2010, and 2009, respectively.

	Operating Segment Assets As of December 31, 2011
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,885,833	$11,471,856	$14,945,002	$2,767,163
Deferred policy acquisition costs and value of business acquired	1,912,916	824,277	435,462	2,347
Goodwill	10,192	38,713	—	—

Total assets	$12,808,941	$12,334,846	$15,380,464	$2,769,510

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$727,417	$7,964,907	$21,491	$48,783,669
Deferred policy acquisition costs and value of business acquired	71,427	1,612	—	3,248,041
Goodwill	62,671	83	—	111,659

Total assets	$861,515	$7,966,602	$21,491	$52,143,369

	Operating Segment Assets As of December 31, 2010
	(Dollars In Thousands)
	Life Marketing	Acquisitions	Annuities	Stable Value Products
Investments and other assets	$10,043,321	$10,270,540	$12,669,843	$3,069,330
Deferred policy acquisition costs and value of business acquired	1,826,001	810,681	368,279	6,903
Goodwill	10,192	41,812	—	—

Total assets	$11,879,514	$11,123,033	$13,038,122	$3,076,233

	Asset Protection	Corporate and Other	Adjustments	Total Consolidated
Investments and other assets	$696,232	$6,823,333	$23,686	$43,596,285
Deferred policy acquisition costs and value of business acquired	77,219	3,497	—	3,092,580
Goodwill	62,671	83	—	114,758

Total assets	$836,122	$6,826,913	$23,686	$46,803,623